Commitments (Tables)	3 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of components of lease expense

Operating lease cost	$33,878
Total Rent Expense	$33,878

Schedule of future minimum lease payments

Year ending December 31,
2020 (remaining)	$171,000
2021	122,234
Total future minimum lease payments	$293,234
Less: imputed interest	(11,716)
Present value of operating lease liabilities	$281,518

Other Information
Weighted-average remaining lease term for operating leases	15.5 months
Weighted-average discount rate for operating leases	6.0%

Schedule of future minimum lease receivables

Year ending December 31,
2020 (remaining)	$40,000
2021	32,500
Total future minimum lease receivables	$72,500